UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21698
                                                    -----------

            The Gabelli Global Gold, Natural Resources & Income Trust
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
            -------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                          ----------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2007
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

                              First Quarter Report
                                 March 31, 2007

TO OUR SHAREHOLDERS,

      The Gabelli Global Gold, Natural Resources & Income Trust's (the "Fund") net asset value ("NAV") gained 6.18% in the first quarter of 2007, compared with gains of 0.86%, 1.47%, and 2.95% for the Chicago Board Options Exchange S&P 500 BuyWrite Index, the Lehman Brothers Government/Corporate Bond Index, and the Amex Energy Select Sector Index, respectively and a loss of 3.44% for the
Philadelphia Gold & Silver Index. The Fund's market price, adjusted for distributions, was up 9.78% during the first quarter. On March 31, 2007, the
Fund's market price closed at $26.55 on the American Stock Exchange, representing a premium of 5.61% to its NAV of $25.14 at the end of the quarter.

      Enclosed is the investment portfolio as of March 31, 2007.


COMPARATIVE RESULTS
--------------------------------------------------------------------------------
                AVERAGE ANNUAL RETURNS THROUGH MARCH 31, 2007 (A)
                -------------------------------------------------

                                                                                            Since
                                                                                          Inception
                                                                 Quarter     1 Year      (03/31/05)
                                                                 -------     ------      ----------

  GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
    NAV TOTAL RETURN (B)....................................      6.18%      17.55%         23.74%
    INVESTMENT TOTAL RETURN (C) ............................      9.78       25.57          24.03
  CBOE S&P 500 Buy/Write Index..............................      0.86        9.73           8.94
  Philadelphia Gold & Silver Index..........................     (3.44)      (2.00)         22.39
  Amex Energy Select Sector Index...........................      2.95       12.49          20.29
  Lehman Bros. Gov't/Corporate Bond Index...................      1.47        6.38           4.17


(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE SOLD, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE CBOE S&P 500 BUY/WRITE INDEX IS AN UNMANAGED BENCHMARK INDEX DESIGNED TO REFLECT THE RETURN ON A PORTFOLIO THAT CONSISTS OF A LONG POSITION IN THE STOCKS COMPRISING THE S&P 500 INDEX AND A SHORT POSITION IN A S&P 500 (SPX) CALL OPTION. THE PHILADELPHIA GOLD & SILVER INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE OF LARGE NORTH AMERICAN GOLD AND SILVER COMPANIES, WHILE THE AMEX ENERGY SELECT SECTOR INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE OF LARGE U.S. COMPANIES INVOLVED IN THE DEVELOPMENT OR PRODUCTION OF ENERGY PRODUCTS. THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX IS AN UNMANAGED MARKET VALUE WEIGHTED INDEX THAT TRACKS THE TOTAL RETURN PERFORMANCE OF FIXED RATE, PUBLICLY PLACED, DOLLAR DENOMINATED OBLIGATIONS. DIVIDENDS AND INTEREST OR INCOME ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(b) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN NAV PER SHARE AND REINVESTMENT OF DISTRIBUTIONS AT NAV ON THE EX-DIVIDEND DATE AND ARE NET OF EXPENSES. SINCE INCEPTION RETURN IS BASED ON AN INITIAL NAV OF $19.06.

(c) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN CLOSING MARKET VALUES ON THE AMERICAN STOCK EXCHANGE AND REINVESTMENT OF DISTRIBUTIONS. SINCE INCEPTION RETURN IS BASED ON AN INITIAL OFFERING PRICE OF $20.00.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
We have separated the portfolio managers' commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers' commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.
--------------------------------------------------------------------------------

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2007 (UNAUDITED)

                                                    MARKET
     SHARES                                         VALUE
     ------                                         ------

               COMMON STOCKS -- 97.2%
               DIVERSIFIED INDUSTRIAL -- 0.7%
      29,700   Greif Inc., Cl. B.............     $  3,053,754
                                                  ------------
               ENERGY AND ENERGY SERVICES -- 35.9%
      70,000   Baker Hughes Inc..............        4,629,100
     228,000   BJ Services Co................        6,361,200
      71,000   BP plc, ADR...................        4,597,250
      20,000   Chesapeake Energy Corp........          617,600
      54,600   Chevron Corp..................        4,038,216
      65,000   ConocoPhillips (e)............        4,442,750
     147,000   Devon Energy Corp. (e)........       10,175,340
      55,000   Diamond Offshore Drilling Inc.        4,452,250
      60,000   Exxon Mobil Corp. (e).........        4,527,000
     247,000   Halliburton Co. (e)...........        7,839,780
     120,000   Imperial Oil Ltd..............        4,448,679
      55,000   Marathon Oil Corp.............        5,435,650
     174,000   Murphy Oil Corp. (e)..........        9,291,600
     120,000   Nabors Industries Ltd.+.......        3,560,400
     130,000   Noble Corp. (e)...............       10,228,400
      40,000   Oceaneering International Inc.+       1,684,800
     110,000   Petroleo Brasileiro SA, ADR...       10,946,100
     150,000   Rowan Companies Inc...........        4,870,500
     180,000   Saipem SpA....................        5,241,855
     115,000   Sasol Ltd., ADR...............        3,800,750
     150,000   Statoil ASA, ADR..............        4,062,000
     130,000   Suncor Energy Inc.............        9,925,500
      60,000   Tesoro Corp...................        6,025,800
      65,000   Transocean Inc.+..............        5,310,500
     105,000   Valero Energy Corp. (e).......        6,771,450
     215,000   Weatherford International Ltd.+       9,696,500
     153,000   Williams Companies Inc........        4,354,380
     174,500   XTO Energy Inc. (e)...........        9,564,345
                                                  ------------
                                                   166,899,695
                                                  ------------
               METALS AND MINING -- 60.6%
     471,900   Agnico-Eagle Mines Ltd. (e)...       16,714,698
     160,000   Alcoa Inc.....................        5,424,000
     150,000   Alpha Natural Resources Inc.+.        2,344,500
      85,000   Anglo American plc............        4,477,733
      46,000   Anglo Platinum Ltd............        7,257,151
     120,000   AngloGold Ashanti Ltd., ADR...        5,350,800
     100,000   Arch Coal Inc.................        3,069,000
     321,800   Barrick Gold Corp. (e)........        9,187,390
     170,000   BHP Billiton Ltd., ADR........        8,236,500
      35,000   Cameco Corp...................        1,432,900
     110,000   Companhia Vale do Rio Doce, ADR       4,068,900
     118,537   Compania de Minas
                 Buenaventura SA, ADR........        3,550,183
     615,000   Consolidated Minerals Ltd.....        1,243,993
     640,000   Eldorado Gold Corp.+..........        3,741,880

                                                    MARKET
     SHARES                                         VALUE
     ------                                         ------

     317,800   Freeport-McMoRan Copper &
                 Gold Inc. (e)  .............     $ 21,035,182
     200,000   Gold Fields Ltd...............        3,708,043
     582,300   Gold Fields Ltd., ADR (e).....       10,760,904
     444,500   Goldcorp Inc. (e).............       10,676,890
     708,200   Harmony Gold Mining Co. Ltd.,
                 ADR+........................        9,843,980
      14,571   Highland Gold Mining Ltd.+....           53,333
     528,000   Hochschild Mining plc+........        3,459,944
     342,500   IAMGOLD Corp..................        2,643,287
     406,000   Impala Platinum Holdings Ltd..       12,760,640
     789,300   Ivanhoe Mines Ltd., New York+.        9,061,164
      48,000   Ivanhoe Mines Ltd., Toronto+..          561,282
      70,000   Jubilee Mines NL..............          992,281
     100,000   Kazakhmys plc.................        2,304,346
     349,656   Kingsgate Consolidated Ltd....        1,343,808
   1,080,900   Kinross Gold Corp.+ (e).......       14,905,611
   4,862,616   Lihir Gold Ltd.+..............       12,825,973
     215,000   Lonmin plc....................       14,046,478
     100,000   Massey Energy Co..............        2,399,000
     325,900   Meridian Gold Inc.+...........        8,320,227
     551,338   Newcrest Mining Ltd...........       10,612,436
     359,400   Newmont Mining Corp. (e)......       15,091,206
      70,000   Peabody Energy Corp...........        2,816,800
     667,600   Randgold Resources Ltd., ADR..       15,962,316
      28,133   Rio Tinto plc, ADR............        6,408,979
      73,400   Teck Cominco Ltd., Cl. B......        5,117,337
      82,357   Xstrata plc...................        4,233,159
     191,400   Yamana Gold Inc., New York....        2,748,504
     100,000   Yamana Gold Inc., Toronto.....        1,445,647
                                                  ------------
                                                   282,238,385
                                                  ------------
               TOTAL COMMON STOCKS...........      452,191,834
                                                  ------------
   PRINCIPAL
    AMOUNT
    -------

               U.S. GOVERNMENT OBLIGATIONS -- 2.8%
 $13,170,000   U.S. Treasury Bills,
                 5.030% to 5.153%++,
                 04/16/07 to 09/06/07........       13,111,859
                                                  ------------

 TOTAL INVESTMENTS -- 100.0%
   (Cost $374,414,669).......................     $465,303,693
                                                  ============
   --------------
            Aggregate book cost..............     $374,414,669
                                                  ============
            Gross unrealized appreciation....     $ 93,212,792
            Gross unrealized depreciation....       (2,323,768)
                                                  ------------
            Net unrealized appreciation
              (depreciation) ................     $ 90,889,024
                                                  ============

               See accompanying notes to schedule of investments.

           THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)

                                                    MARKET
     SHARES                                         VALUE
     ------                                         ------

               COMMON STOCKS SOLD SHORT -- (0.7)%
               DIVERSIFIED INDUSTRIAL -- (0.7)%
     (29,700)  Greif Inc., Cl. A.............     $ (3,299,967)
                                                  ============
               TOTAL COMMON STOCKS SOLD SHORT
                 (Total Proceeds $2,116,995).     $ (3,299,967)
                                                  ============


               OPTION CONTRACTS WRITTEN -- (2.8)%

   NUMBER OF                      EXPIRATION DATE/
   CONTRACTS                       EXERCISE PRICE
   ---------                       -------------

               PUT OPTIONS WRITTEN -- (0.0%)
         399   GlobalSantaFe Corp... May 07/62.50 $    117,705
                                                  ============
               TOTAL PUT OPTIONS WRITTEN
                 (Premiums received $117,045) ... $    117,705
                                                  ============
               CALL OPTIONS WRITTEN -- (2.8)%
       2,419   Agnico-Eagle Mines
                 Ltd. .............. Apr. 07/40   $     48,380
       2,300   Agnico-Eagle Mines
                 Ltd. .............. May 07/40         184,000
          80   Alcoa Inc............ Jul. 07/35         14,400
       1,520   Alcoa Inc............ Jan. 09/40        334,400
          85   Anglo American plc(b) Jun. 07/3000      105,796
         500   AngloGold Ashanti Ltd.,
                 ADR ............... Apr. 07/45         67,500
         700   AngloGold Ashanti Ltd.,
                 ADR ............... Apr. 07/50          7,000
       1,000   Arch Coal Inc........ Jul. 07/30        310,000
         200   Baker Hughes Inc..... Apr. 07/65         44,000
         500   Baker Hughes Inc..... Apr. 07/70         27,500
         359   Barrick Gold Corp.... Apr. 07/30          7,180
       1,500   Barrick Gold Corp.... Apr. 07/32.50      11,250
       1,359   Barrick Gold Corp.... Jul. 07/32.50      81,540
         500   BHP Billiton Ltd.,
                 ADR ............... May 07/47.50      132,500
       1,200   BHP Billiton Ltd.,
                 ADR ............... Nov. 07/50        504,000
         980   BJ Services Co....... Apr. 07/30         38,220
         400   BJ Services Co....... May 07/30          32,000
         500   BJ Services Co....... Jul. 07/30         75,000
         400   BJ Services Co....... Jul. 07/32.50      34,000
         500   BP plc, ADR.......... Apr. 07/60        258,500
         210   BP plc, ADR.......... Jul. 07/65         57,750
         350   Cameco Corp.......... Apr. 07/40         60,550
         200   Chesapeake Energy
                 Corp. ............. May 07/32.50       11,000
         250   Chevron Corp......... Apr. 07/70        108,250
         296   Chevron Corp......... Apr. 07/75         26,640
         500   Companhia Vale do
                 Rio Doce, ADR  .....Jun. 07/37.50     110,000
         600   Companhia Vale do
                 Rio Doce, ADR  .....Jun. 07/40         72,600
         800   Compania de Minas
                 Buenaventura SA,
                 ADR................ Jun. 07/30        164,000

   NUMBER OF                      EXPIRATION DATE/     MARKET
   CONTRACTS                       EXERCISE PRICE      VALUE
   ---------                       -------------       ------

         650   ConocoPhillips....... May 07/70     $   123,500
       1,200   Devon Energy Corp.... Apr. 07/70        162,000
          70   Devon Energy Corp.... Apr. 07/75          2,100
         200   Devon Energy Corp.... May 07/70          52,000
         500   Diamond Offshore
                 Drilling Inc.  .... May 07/80         210,000
          50   Diamond Offshore
                 Drilling Inc.  .... Jun. 07/85         13,875
       4,000   Eldorado Gold
                 Corp.(a) .......... May 07/7          138,588
         600   Exxon Mobil Corp..... May 07/75         159,000
       2,979   Gold Fields Ltd., ADR Apr. 07/20         44,685
       1,000   Gold Fields Ltd., ADR May 07/20          40,000
       1,844   Gold Fields Ltd., ADR Jul. 07/20        165,960
       2,000   Gold Fields Ltd., ADR Oct. 07/20        300,000
       2,200   Goldcorp Inc......... Apr. 07/27.50      22,000
       2,000   Goldcorp Inc......... Apr. 07/30         10,000
         245   Goldcorp Inc......... Jul. 07/30         12,250
       1,270   Halliburton Co....... Apr. 07/35         12,700
       1,200   Halliburton Co....... May 07/35          30,000
       2,350   Harmony Gold
                 Mining Co. Ltd.,
                 ADR................ Apr. 07/15         35,250
       4,732   Harmony Gold
                 Mining Co. Ltd.,
                 ADR................ May 07/15         189,280
       1,925   IAMGOLD Corp.(a)..... Apr. 07/10         16,674
       1,500   IAMGOLD Corp.(a)..... May 07/11          19,489
         600   Imperial Oil Ltd.(a). May 07/44          55,868
         600   Imperial Oil Ltd.(a). May 07/46          24,686
       1,600   Ivanhoe Mines Ltd.... Jun. 07/10        308,000
       6,773   Ivanhoe Mines Ltd.... Jun. 07/12.50     440,245
       2,000   Kinross Gold Corp.... May 07/12.50      320,000
       6,498   Kinross Gold Corp.... May 07/15         227,430
       2,311   Kinross Gold Corp.... Aug. 07/15        213,768
       2,900   Lihir Gold Ltd.(c)... May 07/3.43       281,567
         550   Marathon Oil Corp.... May 07/100        203,500
         442   Meridian Gold Inc.... Apr. 07/25         50,830
       1,442   Meridian Gold Inc.... Apr. 07/30         10,815
       1,000   Meridian Gold Inc.... Jul. 07/32.50     100,000
         375   Meridian Gold Inc.... Jul. 07/35         10,313
       1,740   Murphy Oil Corp...... Apr. 07/55        137,460
       1,200   Nabors Industries
                 Ltd. .............. May 07/32.50       42,000
       2,494   Newmont Mining Corp.. May 07/47.50       74,820
       1,100   Newmont Mining Corp.. Jun. 07/47.50      71,500
         200   Noble Corp........... Sep. 07/80        142,000
         800   Noble Corp........... Jan. 08/80        716,000
         400   Oceaneering
                 International Inc.. May 07/45          40,000
         700   Peabody Energy Corp.. Jun. 07/45         63,000
       1,100   Petroleo Brasileiro
                 SA, ADR ........... Apr. 07/100       280,500

               See accompanying notes to schedule of investments.

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)

   NUMBER OF                      EXPIRATION DATE/     MARKET
   CONTRACTS                       EXERCISE PRICE      VALUE
   ---------                       -------------       ------

               OPTION CONTRACTS WRITTEN (CONTINUED)
               CALL OPTIONS WRITTEN (CONTINUED)
       3,914   Randgold Resources
                 Ltd., ADR ......... Apr. 07/22.50 $   675,165
       2,762   Randgold Resources
                 Ltd., ADR ......... Jun. 07/25        338,345
       1,010   Rowan Companies Inc.. Apr. 07/35         17,675
         490   Rowan Companies Inc.. Apr. 07/37.50       3,675
         360   Saipem SpA(d)........ May 07/20         233,238
         290   Sasol Ltd., ADR...... Apr. 07/35         11,600
          50   Sasol Ltd., ADR...... May 07/30          18,500
         810   Sasol Ltd., ADR...... Jun. 07/40         16,200
         500   Statoil ASA, ADR..... Apr. 07/25        113,750
         850   Statoil ASA, ADR..... Apr. 07/30          8,500
         150   Statoil ASA, ADR..... May 07/25          35,625
         844   Suncor Energy Inc.... Apr. 07/75        227,880
         456   Suncor Energy Inc.... May 07/75         196,080
         509   Teck Cominco Ltd.,
                 Cl. B(a) .......... Apr. 07/86         19,840
         225   Teck Cominco Ltd.,
                 Cl. B(a) .......... May 07/95           4,872
         600   Tesoro Corp.......... May 07/90         780,000
         350   Transocean Inc....... Apr. 07/80        115,500
         300   Transocean Inc....... May 07/85          66,000
         180   Valero Energy Corp... Apr. 07/62.50      54,000
         435   Valero Energy Corp... May 07/62.50      178,350
         435   Valero Energy Corp... Jun. 07/65        153,120
       1,000   Weatherford
                 International Ltd.. Apr. 07/45        135,000
       1,150   Weatherford
                 International Ltd.. May 07/45         287,500
       1,000   Williams Companies
                 Inc. .............. May 07/27.50      183,000
         530   Williams Companies
                 Inc. .............  May 07/30          27,825
         500   XTO Energy Inc....... Apr. 07/50        250,000
       1,245   XTO Energy Inc....... May 07/55         273,900
         924   Yamana Gold Inc...... Apr. 07/15         23,100
       1,000   Yamana Gold Inc.(a).. Jun. 07/16        147,250
         990   Yamana Gold Inc...... Jul. 07/15        118,800
                                                  ------------
               TOTAL CALL OPTIONS WRITTEN
                 (Premiums received $12,505,367)  $ 13,215,899
                                                  ============

   --------------
            Aggregate premiums ..............     $ 14,739,407
                                                  ============
            Gross unrealized appreciation....     $  2,580,728
            Gross unrealized depreciation....       (4,474,892)
                                                  ------------
            Net unrealized appreciation
              (depreciation) ................     $ (1,894,164)
                                                  ============
   --------------
   (a)  Exercise price denoted in Canadian dollars.
   (b)  Exercise price denoted in British pounds.
   (c)  Exercise price denoted in Australian dollars.
   (d)  Exercise price denoted in Euros.
   (e) Securities, or a portion thereof, with a value of $116,082,004 are pledged as collateral for short sales and options written.
   +    Non-income producing security.
   ++   Represents annualized yield at date of purchase.
   ADR  American Depository Receipt




                                       % OF
                                      MARKET        MARKET
                                       VALUE         VALUE
                                       -----         -----
GEOGRAPHIC DIVERSIFICATION
LONG POSITIONS
North America.....................      57.7%    $268,426,959
Europe............................      13.9       64,847,392
South Africa......................      11.5       53,482,267
Latin America.....................       9.3       43,292,083
Asia/Pacific .....................       7.6       35,254,992
                                      ------     ------------
                                       100.0%    $465,303,693
                                      ======     ============
SHORT POSITIONS
North America.....................      (2.3)%   $(10,744,054)
Latin America.....................      (0.4)      (2,131,100)
Europe............................      (0.4)      (1,826,670)
Asia/Pacific .....................      (0.2)      (1,035,772)
South Africa......................      (0.2)        (895,975)
                                      ------     ------------
                                        (3.5)%   $(16,633,571)
                                      ======     ============



               See accompanying notes to schedule of investments.

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
                  NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

1. SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC.

      Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price.

      Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

2. SWAP AGREEMENTS. The Fund may enter into equity swap transactions. The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. An equity swap is a swap where a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts, or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize the risk. Depending on the general state of short-term interest rates and the returns of the Fund's portfolio securities at that point in time, such a default could negatively affect the Fund's ability to make dividend payments for the common shares. In addition, at the time an equity swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund's ability to make dividend payments.

      The use of derivative instruments involves, to varying degrees, elements of market and counterparty risk in excess of the amount recognized below. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps is reported as unrealized appreciation or depreciation.

      The Fund has entered into equity swaps with Morgan Stanley. Details of the swaps at March 31, 2007 are as follows:

                                                                                                            NET
         NOTIONAL              EQUITY SECURITY             INTEREST RATE/              TERMINATION       UNREALIZED
          AMOUNT                  RECEIVED              EQUITY SECURITY PAID              DATE          APPRECIATION
         --------               --------------          --------------------           ----------      ------------
$1,874,467 (10,000 Shares)      Market Value                3 Month LIBOR
                                Appreciation              plus 45 bps plus              08/06/07         $1,970,296
 1,838,006 (10,000 Shares)         on MMX                   Market Value
                                 Mineraco e                Depreciation on              08/06/07          2,007,074
 5,394,698 (16,700 Shares)      Metalicos SA               MMX Mineraco e
                                                            Metalicos SA                08/06/07          1,033,637
                                                                                                         ----------
                                                                                                         $5,011,007
                                                                                                         ==========

                         AUTOMATIC DIVIDEND REINVESTMENT
                        AND VOLUNTARY CASH PURCHASE PLANS
ENROLLMENT IN THE PLAN
      It is the policy of The Gabelli Global Gold, Natural Resources & Income Trust ("Fund") to automatically reinvest dividends payable to common shareholders. As a "registered" shareholder you automatically become a participant in the Fund's Automatic Dividend Reinvestment Plan (the "Plan"). The Plan authorizes the Fund to issue common shares to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their share certificates to American Stock Transfer ("AST") to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distributions in cash must submit this request in writing to:

            The Gabelli Global Gold, Natural Resources & Income Trust
                           c/o American Stock Transfer
                                6201 15th Avenue
                               Brooklyn, NY 11219

      Shareholders requesting this cash election must include the shareholder's name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan may contact AST at (888) 422-3262.

      If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of "street name" and re-registered in your own name. Once registered in your own name your distributions will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in "street name" at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

      The number of common shares distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund's common shares is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued common shares valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund's common shares. The valuation date is the dividend or distribution payment date or, if that date is not an American Stock Exchange ("Amex") trading day, the next trading day. If the net asset value of the common shares at the time of valuation exceeds the market price of the common shares, participants will receive common shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, AST will buy common shares in the open market, or on the Amex, or elsewhere, for the participants' accounts, except that AST will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common shares exceeds the then current net asset value.

      The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for Federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

VOLUNTARY CASH PURCHASE PLAN

   The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.
   Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to AST for investments in the Fund's common shares at the then current market price. Shareholders may send an amount from $250 to $10,000. AST will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. AST will charge each shareholder who participates a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to American Stock Transfer, 6201 15th Avenue, Brooklyn, NY 11219 such that AST receives such payments approximately 10 days before the investment date. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by AST at least 48 hours before such payment is to be invested.

   SHAREHOLDERS WISHING TO LIQUIDATE SHARES HELD AT AST must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address, and account number. The cost to liquidate shares is $1.00 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.

   For more information regarding the Dividend Reinvestment Plan and Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Fund.

   The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by AST on at least 90 days' written notice to participants in the Plan.

                             [FLAG GRAPHIC OMITTED]

                             TRUSTEES AND OFFICERS
            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
                    ONE CORPORATE CENTER, RYE, NY 10580-1422

TRUSTEES                                                OFFICERS

Anthony J. Colavita                                     Bruce N. Alpert
   ATTORNEY-AT-LAW,                                        PRESIDENT
   ANTHONY J. COLAVITA, P.C.
                                                        Carter W. Austin
James P. Conn                                              VICE PRESIDENT
   FORMER MANAGING DIRECTOR &
   CHIEF INVESTMENT OFFICER,                            Peter D. Goldstein
   FINANCIAL SECURITY ASSURANCE HOLDINGS LTD.              CHIEF COMPLIANCE OFFICER

Mario d'Urso                                            Molly A.F. Marion
   CHAIRMAN, MITTEL CAPITAL MARKETS SPA                    ASSISTANT VICE PRESIDENT AND OMBUDSMAN

Vincent D. Enright                                      James E. McKee
   FORMER SENIOR VICE PRESIDENT &                          SECRETARY
   CHIEF FINANCIAL OFFICER,
   KEYSPAN CORP.                                        Agnes Mullady
                                                           TREASURER
Frank J. Fahrenkopf, Jr.
   PRESIDENT & CHIEF EXECUTIVE OFFICER,                 INVESTMENT ADVISER
   AMERICAN GAMING ASSOCIATION                          Gabelli Funds, LLC
                                                        One Corporate Center
Michael J. Melarkey                                     Rye, New York  10580-1422
   ATTORNEY-AT-LAW,
   AVANSINO, MELARKEY, KNOBEL & MULLIGAN                CUSTODIAN
                                                        Mellon Trust of New England, N.A.
Salvatore M. Salibello
   CERTIFIED PUBLIC ACCOUNTANT,                         COUNSEL
   SALIBELLO & BRODER, LLP                              Skadden, Arps, Slate, Meagher & Flom LLP

Anthonie C. van Ekris                                   TRANSFER AGENT AND REGISTRAR
   CHAIRMAN, BALMAC INTERNATIONAL, INC.                 American Stock Transfer and Trust Company

Salvatore J. Zizza                                      STOCK EXCHANGE LISTING
   CHAIRMAN, ZIZZA & CO., LTD.                                                             Common
                                                                                          --------
                                                        Amex-Symbol:                         GGN
                                                        Shares Outstanding:               18,051,745

                                                        The Net Asset Value per share
                                                        appears in the Publicly Traded
                                                        Funds column, under the heading
                                                        "Specialized Equity Funds," in
                                                        Monday's The Wall Street Journal.
                                                        It is also listed in Barron's
                                                        Mutual Funds/Closed End Funds
                                                        section under the heading
                                                        "Specialized Equity Funds."

                                                        The Net Asset Value per share may
                                                        be obtained each day by calling
                                                        (914) 921-5070.



--------------------------------------------------------------------------------
For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds' Internet homepage at: WWW.GABELLI.COM, or e-mail us at: closedend@gabelli.com
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund's shares are trading at a discount of 7.5% or more from the net asset value of the shares.
--------------------------------------------------------------------------------

THE GABELLI GLOBAL GOLD, NATURAL
RESOURCES & INCOME TRUST
ONE CORPORATE CENTER
RYE, NY 10580-1422
(914) 921-5070
WWW.GABELLI.COM



                                                      First Quarter Report
                                                      March 31, 2007



                                                                     GGN 1Q/2007

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Global Gold, Natural Resources & Income Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     May 22, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     May 22, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)* /s/ Agnes Mullady
                         -------------------------------------------------------
                          Agnes Mullady, Principal Financial Officer & Treasurer


Date     May 22, 2007
    ----------------------------------------------------------------------------




* Print the name and title of each signing officer under his or her signature.